Other current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets

in CHF thousands	2025	2024
Prepayments	1,914	2,249
Accrued income	71	276
Balance at December 31	1,985	2,525
Accrued income relates to interest income accrued on the Group's balances of cash and cash equivalents and short-term time deposits.